Property, Plant and Equipment (Details 5)	12 Months Ended
Dec. 31, 2023 BRL (R$)
Wind Power Assets [Member] | Sao Bento Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.17%
RA/CA-1	78.56%
RA/CA-1 (5% Variation)	73.72%
RA/CA-1 (10% Variation)	69.09%
Impairment Risk
Wind Power Assets [Member] | Brisa I Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.17%
RA/CA-1	74.49%
RA/CA-1 (5% Variation)	69.45%
RA/CA-1 (10% Variation)	64.64%
Impairment Risk
Wind Power Assets [Member] | Brisa I I Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.17%
RA/CA-1	72.24%
RA/CA-1 (5% Variation)	66.94%
RA/CA-1 (10% Variation)	61.89%
Impairment Risk
Wind Power Assets [Member] | Bento Miguel Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.17%
RA/CA-1	27.10%
RA/CA-1 (5% Variation)	23.11%
RA/CA-1 (10% Variation)	19.34%
Impairment Risk
Wind Power Assets [Member] | Cutia Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	8.17%
RA/CA-1	21.56%
RA/CA-1 (5% Variation)	18.06%
RA/CA-1 (10% Variation)	14.72%
Impairment Risk
Wind Power Assets [Member] | Jandaira Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.29%
RA/CA-1	33.62%
RA/CA-1 (5% Variation)	29.80%
RA/CA-1 (10% Variation)	26.16%
Impairment Risk
Wind Power Assets [Member] | Vilas Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	4.94%
RA/CA-1	46.42%
RA/CA-1 (5% Variation)	42.02%
RA/CA-1 (10% Variation)	37.81%
Impairment Risk
Wind Power Assets [Member] | Aventura Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	4.66%
RA/CA-1	22.96%
RA/CA-1 (5% Variation)	19.44%
RA/CA-1 (10% Variation)	16.07%
Impairment Risk
Wind Power Assets [Member] | Santa Rosa E Novo Mundo Complex [Member]
IfrsStatementLineItems [Line Items]
Discount rate	4.66%
RA/CA-1	15.95%
RA/CA-1 (5% Variation)	12.71%
RA/CA-1 (10% Variation)	9.61%
Impairment Risk
Hydric Assets [Member] | Foz Do Areia [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.43%
RA/CA-1	12.36%
RA/CA-1 (5% Variation)	12.21%
RA/CA-1 (10% Variation)	12.07%
Impairment Risk
Hydric Assets [Member] | Segredo [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.43%
RA/CA-1	51.94%
RA/CA-1 (5% Variation)	49.82%
RA/CA-1 (10% Variation)	47.73%
Impairment Risk
Hydric Assets [Member] | Caxias [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.43%
RA/CA-1	49.54%
RA/CA-1 (5% Variation)	47.36%
RA/CA-1 (10% Variation)	45.22%
Impairment Risk
Hydric Assets [Member] | Chamine [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.43%
RA/CA-1	4.85%
RA/CA-1 (5% Variation)	4.02%
RA/CA-1 (10% Variation)	3.21%
Impairment Risk
Hydric Assets [Member] | Apucaraninha [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.43%
RA/CA-1	8.91%
RA/CA-1 (5% Variation)	8.25%
RA/CA-1 (10% Variation)	7.61%
Impairment Risk
Hydric Assets [Member] | Maua [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.43%
RA/CA-1	127.13%
RA/CA-1 (5% Variation)	122.18%
RA/CA-1 (10% Variation)	117.41%
Impairment Risk
Hydric Assets [Member] | Cavernoso I I [Member]
IfrsStatementLineItems [Line Items]
Discount rate	5.43%
RA/CA-1	43.05%
RA/CA-1 (5% Variation)	39.63%
RA/CA-1 (10% Variation)	36.34%
Impairment Risk
Hydric Assets [Member] | Bela Vista [Member]
IfrsStatementLineItems [Line Items]
Discount rate	7.66%
RA/CA-1	75.43%
RA/CA-1 (5% Variation)	69.25%
RA/CA-1 (10% Variation)	63.43%
Impairment Risk
Hydric Assets [Member] | Elejor [Member]
IfrsStatementLineItems [Line Items]
Discount rate	7.00%
RA/CA-1	7.21%
RA/CA-1 (5% Variation)	4.67%
RA/CA-1 (10% Variation)	2.22%